VOYA INVESTORS TRUST

VY® Invesco Growth and Income Portfolio

VOYA PARTNERS, INC.

VY® Invesco Equity and Income Portfolio

(together, the “Portfolios”)

Supplement dated March 6, 2026

to the Portfolios’ Class ADV, Class I, Class S, and Class S2 Shares’

Prospectuses, each dated May 1, 2025

(each a “Prospectus” and together, the “Prospectuses”)

Effective immediately, Will Guthrie, CFA is added as a portfolio manager for the Portfolios.

Effective immediately, the Prospectuses are revised as follows:

1.The sub-section of the Prospectus entitled “Portfolio Management – Portfolio Managers” in VY® Invesco Growth and Income Portfolio’s Summary Section is deleted in its entirety and replaced with the following:

Portfolio Managers
Will Guthrie, CFA	Brian Jurkash
Portfolio Manager (since 2/2026)	Co-Lead Portfolio Manager (since 4/2015)
Sergio Marcheli	Matthew Titus, CFA
Portfolio Manager (since 4/2003)	Co-Lead Portfolio Manager (since 1/2016)

2.The sub-section of the Prospectus entitled “Portfolio Management – Portfolio Managers” in VY® Invesco Equity and Income Portfolio’s Summary Section is deleted in its entirety and replaced with the following:

Portfolio Managers
Chuck Burge	Will Guthrie, CFA
Portfolio Manager (since 6/2010)	Portfolio Manager (since 2/2026)
Brian Jurkash	Sergio Marcheli
Co-Lead Portfolio Manager (since 4/2015)	Portfolio Manager (since 11/2004)
Matthew Titus, CFA
Co-Lead Portfolio Manager (since 1/2016)

1

3.The table in the sub-section of the Prospectus entitled “Management of the Portfolio – Portfolio Management – VY® Invesco Growth and Income Portfolio” is amended to include the following:

Portfolio	Investment Adviser or	Portfolio	Recent Professional
Manager	Sub-Adviser		Experience
Will Guthrie,	Invesco	VY® Invesco Growth and	Mr. Guthrie, Portfolio
CFA		Income Portfolio	Manager for the US Value
Equities Investment team at
Invesco, is responsible for
comanaging Invesco’s growth
and income and equity and
income strategies. Mr. Guthrie
joined Invesco in 2014 as an
equities analyst.
Prior to his current role, he
was a senior equities analyst.
Before joining Invesco, he
was a senior associate at Ares
Management. Mr. Guthrie
entered the industry in 2004 as
a financial analyst at
Edgeview Partners.

4.The table in the sub-section of the Prospectus entitled “Management of the Portfolio – Portfolio Management – VY® Invesco Equity and Income Portfolio” is amended to include the following:

Portfolio	Investment Adviser or	Portfolio	Recent Professional
Manager	Sub-Adviser		Experience
Will Guthrie,	Invesco	VY® Invesco Equity and	Mr. Guthrie, Portfolio
CFA		Income Portfolio	Manager for the US Value
Equities Investment team at
Invesco, is responsible for
comanaging Invesco’s growth
and income and equity and
income strategies. Mr. Guthrie
joined Invesco in 2014 as an
equities analyst.
Prior to his current role, he
was a senior equities analyst.
Before joining Invesco, he
was a senior associate at Ares
Management. Mr. Guthrie
entered the industry in 2004 as
a financial analyst at
Edgeview Partners.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

VOYA INVESTORS TRUST

VY® Invesco Growth and Income Portfolio

VOYA PARTNERS, INC.

VY® Invesco Equity and Income Portfolio

(together, the “Portfolios”)

Supplement dated March 6, 2026

to the Portfolios’ Class ADV, Class I, Class S, and Class S2 Shares’

Statements of Additional Information, each dated May 1, 2025

(each a “SAI, and together, the “SAIs”)

Effective immediately, Will Guthrie, CFA is added as a portfolio manager for the Portfolios.

Effective immediately, the SAIs are revised as follows:

1.The table in the sub-section of the SAI entitled “Portfolio Management – Other Accounts Managed – VY® Invesco Growth and Income Portfolio” is amended to include the following:

Invesco

		Registered Investment		Other Pooled		Other Accounts
		Companies		Investment Vehicles
		Number	Total	Number	Total	Number	Total
Portfolio		of	Assets	of	Assets	of	Assets
Manager	Portfolio	Accounts		Accounts		Accounts
Will Guthrie,	VY® Invesco	0	$0	0	$0	0	$0
CFA1	Growth and
Income Portfolio

1 As of 12/31/2025.

2. The table in the sub-section of the SAI entitled “Portfolio Management – Ownership of Securities” is amended to include the following:

Portfolio	Investment Adviser or	Portfolios Managed by	Dollar Range of Shares
Manager	Sub-Adviser	the Portfolio Manager	Owned
Will Guthrie,	Invesco	VY® Invesco Growth and	None
CFA1		Income Portfolio

1 As of 12/31/2025.

1

3.The table in the sub-section of the SAI entitled “Portfolio Management – Other Accounts Managed – VY® Invesco Equity and Income Portfolio” is amended to include the following:

Invesco

		Registered Investment		Other Pooled		Other Accounts
		Companies		Investment Vehicles
		Number	Total	Number	Total	Number	Total
Portfolio		of	Assets	of	Assets	of	Assets
Manager	Portfolio	Accounts		Accounts		Accounts
Will Guthrie,	VY® Invesco	0	$0	0	$0	0	$0
CFA1	Equity and Income
Portfolio

1 As of 12/31/2025.

4.The table in the sub-section of the SAI entitled “Portfolio Management – Ownership of Securities” is amended to include the following:

Portfolio	Investment Adviser or	Portfolios Managed by	Dollar Range of Shares
Manager	Sub-Adviser	the Portfolio Manager	Owned
Will Guthrie,	Invesco	VY® Invesco Equity and	None
CFA1		Income Portfolio

1 As of 12/31/2025.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE